Distribution Date:	04/17/26	BANK 2018-BNK11
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	LNR Partners,LLC
Principal Prepayment Detail	17		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Historical Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Trustee	Wilmington Trust, National Association
Supplemental Notes	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540TAA8	2.963000%	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540TAB6	4.010000%	31,500,000.00	13,085,075.74	544,572.91	43,725.96	0.00	0.00	588,298.87	12,540,502.83	32.06%	30.00%
A-2	06540TAC4	3.784000%	195,000,000.00	193,212,593.42	0.00	609,263.71	0.00	0.00	609,263.71	193,212,593.42	32.06%	30.00%
A-3	06540TAD2	4.046000%	209,853,000.00	209,853,000.00	0.00	707,554.36	0.00	0.00	707,554.36	209,853,000.00	32.06%	30.00%
A-S	06540TAG5	4.266000%	38,410,000.00	38,410,000.00	0.00	136,547.55	0.00	0.00	136,547.55	38,410,000.00	25.78%	24.13%
B	06540TAH3	4.481503%	49,852,000.00	49,852,000.00	0.00	186,176.56	0.00	0.00	186,176.56	49,852,000.00	17.63%	16.50%
C	06540TAJ9	4.510503%	30,238,000.00	30,238,000.00	0.00	113,657.15	0.00	0.00	113,657.15	30,238,000.00	12.69%	11.88%
D	06540TAP5	3.000000%	34,324,000.00	34,324,000.00	0.00	85,810.00	0.00	0.00	85,810.00	34,324,000.00	7.08%	6.63%
E	06540TAR1	3.000000%	13,893,000.00	13,893,000.00	0.00	34,732.50	0.00	0.00	34,732.50	13,893,000.00	4.81%	4.50%
F	06540TAT7	4.510503%	8,172,000.00	8,172,000.00	0.00	30,716.52	0.00	0.00	30,716.52	8,172,000.00	3.47%	3.25%
G*	06540TAZ3	4.510503%	21,248,658.00	21,248,658.00	0.00	79,855.00	0.00	0.00	79,855.00	21,248,658.00	0.00%	0.00%
V	06540TAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540TAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2G50Y3	4.510503%	34,410,034.68	32,225,701.48	28,661.73	121,127.72	0.00	0.00	149,789.45	32,197,039.75	0.00%	0.00%
Regular SubTotal			688,200,692.68	644,514,028.64	573,234.64	2,149,167.03	0.00	0.00	2,722,401.67	643,940,794.00

X-A	06540TAE0	0.587277%	457,653,000.00	416,150,669.16	0.00	203,663.26	0.00	0.00	203,663.26	415,606,096.25
X-B	06540TAF7	0.122783%	88,262,000.00	88,262,000.00	0.00	9,030.88	0.00	0.00	9,030.88	88,262,000.00
X-D	06540TAK6	1.510503%	34,324,000.00	34,324,000.00	0.00	43,205.41	0.00	0.00	43,205.41	34,324,000.00
X-E	06540TAM2	1.510503%	13,893,000.00	13,893,000.00	0.00	17,487.85	0.00	0.00	17,487.85	13,893,000.00
Notional SubTotal			594,132,000.00	552,629,669.16	0.00	273,387.40	0.00	0.00	273,387.40	552,085,096.25

Deal Distribution Total					573,234.64	2,422,554.43	0.00	0.00	2,995,789.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540TAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540TAB6	415.39922984	17.28802889	1.38812571	0.00000000	0.00000000	0.00000000	0.00000000	18.67615460	398.11120095
A-2	06540TAC4	990.83381241	0.00000000	3.12442928	0.00000000	0.00000000	0.00000000	0.00000000	3.12442928	990.83381241
A-3	06540TAD2	1,000.00000000	0.00000000	3.37166664	0.00000000	0.00000000	0.00000000	0.00000000	3.37166664	1,000.00000000
A-S	06540TAG5	1,000.00000000	0.00000000	3.55500000	0.00000000	0.00000000	0.00000000	0.00000000	3.55500000	1,000.00000000
B	06540TAH3	1,000.00000000	0.00000000	3.73458557	0.00000000	0.00000000	0.00000000	0.00000000	3.73458557	1,000.00000000
C	06540TAJ9	1,000.00000000	0.00000000	3.75875223	0.00000000	0.00000000	0.00000000	0.00000000	3.75875223	1,000.00000000
D	06540TAP5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06540TAR1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06540TAT7	1,000.00000000	0.00000000	3.75875184	0.00000000	0.00000000	0.00000000	0.00000000	3.75875184	1,000.00000000
G	06540TAZ3	1,000.00000000	0.00000000	3.75811969	0.00063251	0.42449928	0.00000000	0.00000000	3.75811969	1,000.00000000
V	06540TAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540TAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2G50Y3	936.52045921	0.83294685	3.52012781	0.00002063	0.01379801	0.00000000	0.00000000	4.35307466	935.68751236

Notional Certificates
X-A	06540TAE0	909.31485025	0.00000000	0.44501677	0.00000000	0.00000000	0.00000000	0.00000000	0.44501677	908.12492489
X-B	06540TAF7	1,000.00000000	0.00000000	0.10231900	0.00000000	0.00000000	0.00000000	0.00000000	0.10231900	1,000.00000000
X-D	06540TAK6	1,000.00000000	0.00000000	1.25875219	0.00000000	0.00000000	0.00000000	0.00000000	1.25875219	1,000.00000000
X-E	06540TAM2	1,000.00000000	0.00000000	1.25875261	0.00000000	0.00000000	0.00000000	0.00000000	1.25875261	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	43,725.96	0.00	43,725.96	0.00	0.00	0.00	43,725.96	0.00
A-2	03/01/26 - 03/30/26	30	0.00	609,263.71	0.00	609,263.71	0.00	0.00	0.00	609,263.71	0.00
A-3	03/01/26 - 03/30/26	30	0.00	707,554.36	0.00	707,554.36	0.00	0.00	0.00	707,554.36	0.00
X-A	03/01/26 - 03/30/26	30	0.00	203,663.26	0.00	203,663.26	0.00	0.00	0.00	203,663.26	0.00
X-B	03/01/26 - 03/30/26	30	0.00	9,030.88	0.00	9,030.88	0.00	0.00	0.00	9,030.88	0.00
A-S	03/01/26 - 03/30/26	30	0.00	136,547.55	0.00	136,547.55	0.00	0.00	0.00	136,547.55	0.00
B	03/01/26 - 03/30/26	30	0.00	186,176.56	0.00	186,176.56	0.00	0.00	0.00	186,176.56	0.00
C	03/01/26 - 03/30/26	30	0.00	113,657.15	0.00	113,657.15	0.00	0.00	0.00	113,657.15	0.00
X-D	03/01/26 - 03/30/26	30	0.00	43,205.41	0.00	43,205.41	0.00	0.00	0.00	43,205.41	0.00
X-E	03/01/26 - 03/30/26	30	0.00	17,487.85	0.00	17,487.85	0.00	0.00	0.00	17,487.85	0.00
D	03/01/26 - 03/30/26	30	0.00	85,810.00	0.00	85,810.00	0.00	0.00	0.00	85,810.00	0.00
E	03/01/26 - 03/30/26	30	0.00	34,732.50	0.00	34,732.50	0.00	0.00	0.00	34,732.50	0.00
F	03/01/26 - 03/30/26	30	0.00	30,716.52	0.00	30,716.52	0.00	0.00	0.00	30,716.52	0.00
G	03/01/26 - 03/30/26	30	8,972.87	79,868.44	0.00	79,868.44	13.44	0.00	0.00	79,855.00	9,020.04
RR Interest	03/01/26 - 03/30/26	30	472.31	121,128.43	0.00	121,128.43	0.71	0.00	0.00	121,127.72	474.79
Totals			9,445.18	2,422,568.58	0.00	2,422,568.58	14.15	0.00	0.00	2,422,554.43	9,494.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,995,789.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,438,593.21	Master Servicing Fee	8,247.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,559.68
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.50
ARD Interest	0.00	Operating Advisor Fee	1,406.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,438,593.21	Total Fees	16,024.57

Principal		Expenses/Reimbursements
Scheduled Principal	573,234.64	Reimbursement for Interest on Advances	14.15
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	573,234.64	Total Expenses/Reimbursements	14.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,422,554.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	573,234.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,995,789.07
Total Funds Collected	3,011,827.85	Total Funds Distributed	3,011,827.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	644,514,029.63	644,514,029.63	Beginning Certificate Balance	644,514,028.64
(-) Scheduled Principal Collections	573,234.64	573,234.64	(-) Principal Distributions	573,234.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	643,940,794.99	643,940,794.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	644,514,029.57	644,514,029.57	Ending Certificate Balance	643,940,794.00
Ending Actual Collateral Balance	643,940,794.93	643,940,794.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.99)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.99)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	25	97,784,629.44	15.19%	23	4.6041	2.375359	1.40 or less	13	134,718,706.50	20.92%	24	4.7326	0.954916
10,000,001 to 20,000,000	5	67,107,469.30	10.42%	23	4.7419	1.274794	1.41 to 1.60	5	48,303,321.95	7.50%	24	4.5315	1.566770
20,000,001 to 30,000,000	4	110,753,076.97	17.20%	24	4.5202	1.512328	1.61 to 1.80	5	56,306,619.04	8.74%	24	4.8455	1.704819
30,000,001 to 40,000,000	2	65,939,090.38	10.24%	24	4.7584	1.417992	1.81 to 2.00	2	32,595,159.50	5.06%	24	4.7560	1.836205
40,000,001 to 55,000,000	1	53,000,000.00	8.23%	22	4.3750	3.060300	2.01 to 2.20	1	57,356,528.90	8.91%	23	4.3985	2.139400
55,000,001 to 65,000,000	3	183,356,528.90	28.47%	22	3.9017	2.701381	2.21 or greater	15	314,660,459.10	48.86%	23	4.1080	2.976442
65,000,001 or greater	1	66,000,000.00	10.25%	23	4.5325	2.774500	Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312
Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	2,073,668.12	0.32%	23	4.5325	2.774500
							Industrial	3	74,983,186.20	11.64%	23	4.4128	2.624642
Arizona	3	31,585,882.87	4.91%	24	4.8402	1.837587
							Lodging	9	47,815,193.04	7.43%	24	4.9891	1.623216
Arkansas	1	19,842,621.13	3.08%	24	4.9250	1.367300
							Mobile Home Park	4	14,435,956.67	2.24%	24	4.8255	2.902958
California	20	232,070,690.65	36.04%	23	4.1118	2.885081
							Multi-Family	15	86,261,636.83	13.40%	23	4.0430	1.831680
Colorado	2	33,398,338.16	5.19%	24	4.8883	0.341606
							Office	4	164,318,838.44	25.52%	22	3.9182	2.383227
Connecticut	1	1,415,397.38	0.22%	23	4.5325	2.774500
							Retail	11	165,967,010.02	25.77%	23	4.7052	1.806612
Delaware	1	2,361,301.31	0.37%	23	4.5325	2.774500
							Self Storage	29	90,158,973.79	14.00%	23	4.6211	2.813590
Florida	3	12,779,563.65	1.98%	23	4.7722	2.373078
							Totals	75	643,940,794.99	100.00%	23	4.3936	2.204312
Georgia	1	1,258,531.46	0.20%	23	5.7200	1.325200
Idaho	4	15,744,797.80	2.45%	24	5.0180	1.258500
Kansas	2	2,057,816.60	0.32%	23	4.5325	2.774500
Maryland	3	15,115,446.08	2.35%	23	4.9012	1.587300
Massachusetts	3	5,935,100.44	0.92%	23	4.5325	2.774500
Michigan	2	69,284,936.52	10.76%	23	4.4452	2.065610
Nevada	3	21,192,107.58	3.29%	23	4.9255	1.999055
New York	13	46,833,229.21	7.27%	23	4.0719	1.508439
North Carolina	2	17,709,020.97	2.75%	24	4.6900	1.824700
Oregon	2	11,399,459.13	1.77%	24	5.0180	1.258500
Pennsylvania	1	2,683,231.44	0.42%	23	4.5325	2.774500
Texas	2	6,727,991.33	1.04%	23	4.9316	1.968468
Utah	2	11,492,808.82	1.78%	23	4.7324	2.719970
Virginia	2	72,090,181.86	11.20%	23	4.0748	2.215510
Washington, DC	1	8,888,672.49	1.38%	23	4.5325	2.774500
Totals	75	643,940,794.99	100.00%	23	4.3936	2.204312

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	19	316,689,758.11	49.18%	22	4.0012	2.587566	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	15	260,487,381.52	40.45%	24	4.6967	1.950112	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	66,763,655.36	10.37%	24	5.0723	1.378165	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	41	643,940,794.99	100.00%	23	4.3936	2.204312
								Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	41	643,940,794.99	100.00%	23	4.3936	2.204312	Interest Only	15	338,440,000.00	52.56%	23	4.1507	2.685050
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	23	281,176,171.78	43.66%	24	4.7102	1.721997
	Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312	300 months to 360 months	1	5,347,263.53	0.83%	22	3.9200	1.260000
								360 months or greater	2	18,977,359.68	2.95%	23	4.1689	1.043155
								Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	27	592,678,864.53	92.04%	23	4.4161	2.263409			No outstanding loans in this group
	13 months to 24 months	14	51,261,930.46	7.96%	23	4.1331	1.521049
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	643,940,794.99	100.00%	23	4.3936	2.204312
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310944389	RT	Novi	MI	Actual/360	4.399%	217,666.86	111,793.56	0.00	N/A	03/06/28	--	57,468,322.46	57,356,528.90	04/06/26
2	310280002	SS	Various	Various	Actual/360	4.532%	257,597.08	0.00	0.00	N/A	03/01/28	--	66,000,000.00	66,000,000.00	04/01/26
3	310943259	OF	Sunnyvale	CA	Actual/360	3.365%	182,550.06	0.00	0.00	01/06/28	04/06/31	--	63,000,000.00	63,000,000.00	04/06/26
4	610943918	OF	Herndon	VA	Actual/360	3.986%	216,240.50	0.00	0.00	03/11/28	09/30/29	--	63,000,000.00	63,000,000.00	04/11/26
5	310944100	IN	Irvine	CA	Actual/360	4.375%	199,670.14	0.00	0.00	N/A	02/07/28	--	53,000,000.00	53,000,000.00	04/07/26
6	310944428	LO	Various	Various	Actual/360	5.018%	141,435.93	94,734.44	0.00	N/A	04/11/28	--	32,731,800.18	32,637,065.74	04/11/26
7	300801752	Various Petaluma		CA	Actual/360	4.504%	129,346.51	48,076.54	0.00	N/A	04/01/28	--	33,350,101.18	33,302,024.64	04/01/26
8	300801760	RT	Prescott Valley	AZ	Actual/360	4.850%	123,201.75	45,712.40	0.00	N/A	04/01/28	--	29,499,586.54	29,453,874.14	04/01/26
9	1851983	RT	Various	Various	Actual/360	4.690%	108,417.42	46,022.34	0.00	N/A	04/01/28	--	26,845,225.17	26,799,202.83	04/01/26
10	300801756	MF	San Francisco	CA	Actual/360	3.722%	88,134.72	0.00	0.00	N/A	04/06/28	--	27,500,000.00	27,500,000.00	04/06/26
11	310943679	OF	Lone Tree	CO	Actual/360	4.805%	111,716.25	0.00	0.00	N/A	04/11/28	--	27,000,000.00	27,000,000.00	04/11/26
12	1751502	RT	Benton	AR	Actual/360	4.925%	84,313.04	37,970.78	0.00	N/A	04/01/28	--	19,880,591.91	19,842,621.13	04/01/26
13	470107950	MF	New York	NY	Actual/360	4.190%	50,446.12	15,318.25	0.00	N/A	03/01/28	--	13,981,523.92	13,966,205.67	04/01/26
14	1751715	MF	Brownstown	MI	Actual/360	4.670%	48,045.75	19,142.95	0.00	N/A	04/01/28	--	11,947,550.57	11,928,407.62	04/01/26
15	1751678	RT	Henderson	NV	Actual/360	4.875%	47,074.72	21,722.35	0.00	N/A	03/01/28	--	11,213,829.93	11,192,107.58	04/01/26
16	310280016	LO	Linthicum Heights	MD	Actual/360	5.080%	44,607.20	19,099.25	0.00	N/A	03/01/28	--	10,197,226.55	10,178,127.30	04/01/26
17	300801750	SS	Various	NV	Actual/360	4.982%	42,900.56	0.00	0.00	N/A	03/01/28	--	10,000,000.00	10,000,000.00	04/01/26
18	1851955	SS	Jurupa Valley	CA	Actual/360	4.875%	29,023.37	13,313.29	0.00	N/A	04/01/28	--	6,913,755.62	6,900,442.33	04/01/26
19	1751817	RT	Colorado Springs	CO	Actual/360	5.240%	28,923.15	11,618.31	0.00	N/A	04/01/28	--	6,409,956.47	6,398,338.16	04/01/26
20	300801751	MH	Miami	FL	Actual/360	5.061%	25,306.81	10,910.43	0.00	N/A	03/01/28	--	5,806,867.10	5,795,956.67	04/01/26
21	600942960	RT	La Quinta	CA	Actual/360	5.070%	23,236.02	15,557.71	0.00	N/A	02/11/28	--	5,322,241.71	5,306,684.00	04/11/26
22	470107380	MF	Bayside	NY	Actual/360	3.920%	18,079.14	8,638.19	0.00	N/A	02/01/28	--	5,355,901.72	5,347,263.53	04/01/26
23	300801749	SS	Park City	UT	Actual/360	4.471%	23,100.17	0.00	0.00	N/A	03/01/28	--	6,000,000.00	6,000,000.00	04/01/26
24	410943736	RT	Brownsville	TX	Actual/360	5.050%	22,607.29	9,785.60	0.00	N/A	03/11/28	--	5,198,737.63	5,188,952.03	04/11/26
25	470108360	MF	Forest Hills	NY	Actual/360	4.110%	17,755.16	5,609.16	0.00	N/A	03/01/28	--	5,016,763.17	5,011,154.01	04/01/26
26	300801755	LO	Palm Springs	CA	Actual/360	4.615%	19,870.14	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	04/01/26
27	310280027	MH	Compton	CA	Actual/360	4.685%	19,566.38	0.00	0.00	N/A	04/01/28	--	4,850,000.00	4,850,000.00	04/01/26
28	410943933	RT	Orinda	CA	Actual/360	4.780%	18,250.86	5,304.71	0.00	N/A	03/11/28	--	4,434,005.96	4,428,701.25	04/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	470108300	MF	White Plains	NY	Actual/360	4.230%	14,570.00	0.00	0.00	N/A	03/01/28	--	4,000,000.00	4,000,000.00	04/01/26
30	470108110	MF	Bronx	NY	Actual/360	4.220%	11,083.36	0.00	0.00	N/A	03/01/28	--	3,050,000.00	3,050,000.00	04/01/26
31	470107670	MF	New York	NY	Actual/360	3.800%	8,200.40	5,778.32	0.00	N/A	02/01/28	--	2,506,063.01	2,500,284.69	04/01/26
32	470108260	MF	Jackson Heights	NY	Actual/360	4.080%	8,158.06	5,098.01	0.00	N/A	03/01/28	--	2,322,027.26	2,316,929.25	04/01/26
33	310280033	MH	Bellflower	CA	Actual/360	4.555%	10,002.02	0.00	0.00	N/A	04/01/28	--	2,550,000.00	2,550,000.00	04/01/26
34	470107440	MF	Bronx	NY	Actual/360	3.760%	6,753.85	4,838.23	0.00	N/A	02/01/28	--	2,085,953.45	2,081,115.22	04/01/26
35	470107740	MF	Scarsdale	NY	Actual/360	3.870%	7,498.13	0.00	0.00	N/A	02/01/28	--	2,250,000.00	2,250,000.00	04/01/26
37	470108240	MF	New York	NY	Actual/360	4.210%	6,144.38	3,647.64	0.00	N/A	03/01/28	--	1,694,870.32	1,691,222.68	04/01/26
38	470107880	MF	Riverdale	NY	Actual/360	3.950%	5,723.05	3,767.69	0.00	N/A	03/01/28	--	1,682,561.78	1,678,794.09	04/01/26
39	470107630	MF	New York	NY	Actual/360	3.770%	5,419.04	3,865.98	0.00	N/A	02/01/28	--	1,669,250.16	1,665,384.18	04/01/26
40	470107930	MF	New York	NY	Actual/360	4.170%	4,592.63	4,111.12	0.00	N/A	03/01/28	--	1,278,987.01	1,274,875.89	04/01/26
41	300801747	SS	Jonesboro	GA	Actual/360	5.720%	6,207.82	1,797.39	0.00	N/A	03/01/28	--	1,260,328.85	1,258,531.46	04/01/26
42	310280042	MH	San Luis	AZ	Actual/360	4.830%	5,157.37	0.00	0.00	N/A	04/01/28	--	1,240,000.00	1,240,000.00	04/01/26
Totals							2,438,593.21	573,234.64	0.00				644,514,029.63	643,940,794.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,958,918.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,439,933.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	42,429,931.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,037,316.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	20,912,431.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,581,772.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,775,886.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,671,967.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,655,683.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	28,281,189.37	22,973,665.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(26,065.32)	175,722.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,200,921.88	1,631,951.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	711,884.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,403,437.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,307,037.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	970,049.70	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,388,967.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,297,930.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	803,907.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	828,161.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	808,367.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	406,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,115,415.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	721,842.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	573,734.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,379,269.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	813,121.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	372,245.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	213,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	88,120.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	185,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	275,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	412,338.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	180,849.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	277,166.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	784,347.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	595,274.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	42,416.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	162,097.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	152,043.59	99,874.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	253,378.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	205,473,610.66	25,851,263.41				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393611%	4.364742%	23
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393876%	4.365003%	24
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394193%	4.365315%	25
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394455%	4.365573%	26
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394715%	4.365829%	27
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394991%	4.366101%	28
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395248%	4.366353%	29
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395521%	4.366622%	30
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395775%	4.366872%	31
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396026%	4.367120%	32
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396295%	4.367384%	33
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396544%	4.367629%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		517,940,795	517,940,795	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		63,000,000	63,000,000	0		0
49 - 60 Months		63,000,000	63,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	643,940,795	643,940,795	0	0	0	0
Mar-26	644,514,030	644,514,030	0	0	0	0
Feb-26	645,205,781	645,205,781	0	0	0	0
Jan-26	645,773,832	645,773,832	0	0	0	0
Dec-25	646,339,554	646,339,554	0	0	0	0
Nov-25	646,943,477	646,943,477	0	0	0	0
Oct-25	647,504,406	647,504,406	0	0	0	0
Sep-25	648,103,708	648,103,708	0	0	0	0
Aug-25	648,659,882	648,659,882	0	0	0	0
Jul-25	649,213,778	649,213,778	0	0	0	0
Jun-25	649,806,299	649,806,299	0	0	0	0
May-25	650,355,497	650,355,497	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	1751502	22,247,769.90	4.92500%	22,216,794.64 4.92500%		10	06/01/20	06/01/20	07/13/20
12	1751502	0.00	4.92500%	0.00	4.92500%	10	07/13/20	06/01/20	06/01/20
Totals		22,247,769.90		22,216,794.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	1751670 10/17/23	1,885,870.10	2,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,100.00)	1,100.00	0.05%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		1,885,870.10	2,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,100.00)	1,100.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	1751670	10/25/23	0.00	0.00	0.00	0.00	1,100.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	1,100.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.53	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.62	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.15	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			14.15

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27